Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 4,152	$ 63,956
Inventory	$ 28,687	97,360
Prepaid expenses		181,086
TOTAL CURRENT ASSETS	$ 32,839	342,402
PROPERTY AND EQUIPMENT
Capital equipment, net of accumulated depreciation of $230,621 and $161,205 as of December 31, 2015 and December 31, 2014	7,838	74,821
OTHER ASSETS
Deposits	37,197	37,197
Patents and Trademark, net of accumulated amortization of $135,315 and $118,502 as of December 31, 2015 and December 31, 2014	259,294	107,586
TOTAL OTHER ASSETS	296,491	144,783
TOTAL ASSETS	337,168	562,006
CURRENT LIABILITIES
Accounts payable and accrued expenses	$ 652,973	5,217,770
Accrued interest - related parties		43,215
Deferred revenue		16,667
Senior secured convertible notes payable - related parties		114,000
Notes payable	$ 50,000	812,553
TOTAL CURRENT LIABILITIES	702,973	6,204,205
LONG-TERM LIABILITIES
Warrant liability	$ 1,802,375	6,370,709
Accrued interest - related parties		112,885
TOTAL LONG-TERM LIABILITIES	$ 1,802,375	6,483,594
TOTAL LIABILITIES	$ 2,505,348	$ 12,687,799
CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock, $ .001 par value; 675,000,000 shares authorized; 6,259,727 and 3,969,106 shares issued, and 5,977,030 and 3,618,566 shares outstanding at December 31, 2015 and December 31, 2014	$ 5,977	$ 3,618
Additional paid in capital	39,779,414	25,047,050
Treasury stock, at cost (350,540 shares at December 31, 2015 and December 31, 2014)	(113,389)	$ (113,389)
Deferred compensation	(1,842,334)
Accumulated deficit	(39,998,290)	$ (37,696,405)
STOCKHOLDERS' DEFICIT	(2,168,180)	(12,125,793)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	337,168	562,006
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Series A and B Convertible Preferred Stock	$ 442	$ 633,333
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Series A and B Convertible Preferred Stock